Notes Payable To Banks and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Notes Payable To Banks and Long-Term Debt (Table) [Abstract]
Long-term debt

	December 31
$ in millions	2010	2009
Notes and debentures due 2011 to 2040, rates from 1.85% to 9.375%	$4,673	$3,964
Capital lease obligations	41	35

Total long-term debt	4,714	3,999
Less current portion	774	91

Long-term debt, net of current portion	$3,940	$3,908

Long-term debt maturities

$ in millions
Year Ending December 31
2011	$773
2012	5
2013	4
2014	353
2015	502
Thereafter	3,066

Total principal payments	4,703
Unamortized premium on long-term debt, net of discount	11

Total long-term debt	$4,714